Acquisition of Thiseas Container Carrier S.A. (M/V Hyundai Privilege) - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2013	Dec. 31, 2013 Thiseas Container Carrier S.A.	Sep. 11, 2013 Thiseas Container Carrier S.A.	Dec. 31, 2013 Thiseas Container Carrier S.A.	Sep. 11, 2013 $225,000 Senior Secured Credit Facility
Business Acquisition
Line of credit facility amount drawn down								$ 75,000
Equity offering	88,440,710	69,372,077		13,685,000
Duration of above market acquired time charter						11 years 6 months 25 days
WACC used for calculation of above market acquired time charter							11.00%
Charter Revenues	116,520	84,012	98,517		2,785
Net income					$ 1,392